Segment Information - Schedule of Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Schedule of Segment Information [Abstract]
Trust Account	$ 185,334,240		$ 176,597,270	$ 183,785,456
Cash	412,909		1,447,921	544,791
General and administrative expenses	517,616	$ 364,345	1,079,899	2,225,030
Interest earned on cash held in Trust Account	$ 1,548,784	$ 1,785,684	$ 722,270	$ 7,188,186